Accounts payable and accrued liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
schedule of accounts payable and accrued liabilities
	September 30, 2026	December 31, 2025
Corporate payables	$7,421,057	$8,828,351
Related party payable (Note 27)	-	441,759
	$7,421,057	$9,270,110